Leases - Schedule of Future Minimum Annual Lease Payments (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Operating
2026	$ 572
2027	877
2028	858
2029	857
2030 and beyond	3,586
Total future minimum operating and finance lease payments	6,750
Less effects of discounting	(840)
Lease liabilities recognized	5,910	$ 6,468
Finance
2026	28
2027	52
2028	36
2029	9
2030 and beyond	10
Total future minimum operating and finance lease payments	135
Less effects of discounting	(45)
Lease liabilities recognized	90	$ 129
Total
2026	600
2027	929
2028	894
2029	866
2030 and beyond	3,596
Total future minimum operating and finance lease payments	6,885
Less effects of discounting	(885)
Lease liabilities recognized	$ 6,000